Financial assets at fair value through profit or loss (Tables)	6 Months Ended
Jun. 30, 2022
Disclosure Of Financial Assets [Line Items]
Summary of financial assets at fair value through profit or loss
Financial assets at fair value through profit or loss
in EUR million
30
June
2022
31
December
2021
Trading assets 60,733 51,381
Non-trading derivatives 2,693 1,536
Designated at fair value through profit or loss 6,565 6,355
Mandatorily measured at fair value through profit or loss 68,636 42,684
138,628 101,956

Summary of exposure to (reverse) repurchase agreements
Exposure to (reverse) repurchase agreements
in EUR million
30
June
2022
31
December
2021
Reverse repurchase transactions
Loans and advances to banks 4,176 3,403
Loans and advances to customers 703 71
Trading assets (loans and receivables) 10,343 8,026
(Loans and receivables) Mandatorily measured at fair value through profit or loss
64,977 39,823
80,200 51,322
Repurchase transactions
Deposits from banks 4,964 4,138
Trading liabilities, funds on deposit 11,414 7,127
Funds entrusted designated and measured at fair value

through profit or loss
50,991 34,608
67,370 45,873